[MHM final]
[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	November 30, 2007

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 413.9 billion).
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ,
Ltd. for buying and selling spot dollars by telegraphic transfer against yen on
January 31, 2007.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I.	Reason For Filing This Amendment to Securities Registration Statement:
This statement purports to amend and update the relevant information of the
Securities Registration Statement ("SRS") filed on April 4, 2007 (as amended on July
31, 2007) due to the fact that there is the matters to be modified.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	Contents of the Amendments:

Cover page
[Before Amendment]
(Omitted.)
	Aggregate Amount of	Up to 3.4 billion U.S. dollars (approximately
	Foreign Investment Fund Securities	JPY 413.9 billion) for Class M Shares.
to be Publicly Offered or Sold:

Note 1:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

Note 2:	"Securities and Exchange Law" in Japan shall read "Financial Instruments and Exchange
Law" after its taking effect.
(Omitted.)
[After Amendment]
(Omitted.)
	Aggregate Amount of	Up to 3.4 billion U.S. dollars (approximately
	Foreign Investment Fund Securities	JPY 413.9 billion) for Class M Shares.
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 121.73 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.
(Omitted.)

PART I.	INFORMATION CONCERNING SECURITIES

5.	SALES CHARGE:
[Before Amendment]
The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325), and rounded to three decimal places. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3.15% (3%
after tax deduction) of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales
Price shall be retained by Putnam Retail Management, Limited Partnership ("Putnam
Retail Management"), principal underwriter of the Fund.
[After Amendment]
The public offering price means the amount calculated by dividing the net asset value by (1- 0.0325), and rounded to three decimal places. The sales charge in Japan shall be 3% of the amount obtained by deduction of the amount equivalent to 3.15% (3%
after tax deduction) of the public offering price from such price (hereinafter referred to as the "Sales Price"). Any amount, which is over the net asset value, of the Sales
Price shall be retained by Putnam Retail Management, Limited Partnership (the
"Principal Underwriter" or "Putnam Retail Management"), principal underwriter of the Fund.

7.	PERIOD OF SUBSCRIPTION:
[Before Amendment]
(Omitted.)
Provided that the subscription is handled only on a Fund Business Day and a business day when securities companies are open for business in Japan.
[After Amendment]
(Omitted.)
Provided that the subscription is handled only on a Fund Business Day and a business day when financial instruments firms are open for business in Japan.

10.	PLACE OF PAYMENT:
[Before Amendment]
(Omitted.)
The total issue price for each Application Day will be transferred by Mizuho
Investors to the account of Putnam Fiduciary Trust Company, for the Fund, within 3
Fund Business Days (hereinafter referred to as "Payment Date") from (and including)
the Application Day.

[After Amendment]
(Omitted.)
The total issue price for each Application Day will be transferred by Mizuho
Investors to the account of the Principal Underwriter, for the Fund, within 3 Fund
Business Days (hereinafter referred to as "Payment Date") from (and including) the
Application Day.

12.		MISCELLANEOUS:
[Before Amendment]
(Omitted.)
(b)		OUTLINE OF UNDERWRITING, ETC.:
(Omitted.)
(ii)		During the public offering period, Mizuho Investors will execute or forward purchase orders and repurchase requests for the Shares received directly or indirectly through other Sales Handling Companies (hereinafter referred to, together with Distributor, as
"Sales Handling Companies") to the Fund.
	Note:	"Sales Handling Company" means a securities agent company and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of units of the Fund, acts as agent for a distributor for subscription or redemption of shares from investors and subscription money from investors or payment of redemption proceeds to investors, etc.
(Omitted.)
(c)		Method of Subscription:
(Omitted.)
The subscription amount shall be paid in dollars to the account of Putnam
Fiduciary Trust Company, the for the Fund by Mizuho Investors on the Payment Date.
(Omitted.)

[After Amendment]
(Omitted.)
(b)		OUTLINE OF UNDERWRITING, ETC.:
(Omitted.)
(ii)		During the public offering period, Mizuho Investors will execute or forward purchase orders and repurchase requests for the Shares received directly or indirectly through other Sales Handling Companies (hereinafter referred to, together with Distributor, as
"Sales Handling Companies") to the Fund.
	Note:	"Sales Handling Company" means a financial instruments firm and/or registration agent financial institution which shall conclude the agreement with a distributor concerning agency business of units of the Fund, acts as agent for a distributor for subscription or redemption of shares from investors and subscription money from investors or payment of redemption proceeds to investors, etc.
(Omitted.)
(c) Method of Subscription:
(Omitted.)
The subscription amount shall be paid in dollars to the account of the
Principal Underwriter, the for the Fund by Mizuho Investors on the Payment Date.
(Omitted.)

PART II.	INFORMATION CONCERNING FUND
I.	DESCRIPTION OF THE FUND

1.	NATURE OF THE FUND
(2)	Structure of the Fund
(i)	Structure of the Fund

*	Putnam Fiduciary Trust Company ("PFTC") is managing the transfer of the Fund's assets to
State Street Bank and Trust Company ("SSBTC"). This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.

(ii)	The name, Role in Management of the Fund and Outline of Agreements of Affiliated
Parties of the Investment Management Company and the Fund:

[Before Amendment]

	Name	Role in management of	Outline of the Agreement
the Fund

	Putnam Investment	The Investment	The Management Contract (Note 1)
	Management, LLC	Management Company	dated April 6, 1995 between the Fund
and the Investment Management
Company provides for investment
management services to the Fund.

	Putnam Fiduciary	Custodian and Investor	Amended and Restated Custodian
	Trust Company	Servicing Agent	Agreement (Note 2) dated February 10,
2006 with the Fund provides for the
custodial services to the Fund.
Investor Servicing Agreement (Note 3)
dated June 3, 1991 (as amended and
restated on January 1, 2005) with the
Fund provides the investor services
for the Fund.

	State Street Bank	Custodian and	Master Custodian Agreement (Note 2)
	and Trust Company	Sub-Accounting	dated January 1, 2007 with the Fund
		Servicing Agent	provides for the custodial services to
the Fund.
Master Sub-Accounting Servicing
Agreement dated January 1, 2007
with the Investment Management
Company provides the
sub-accounting services for the Fund.

	Putnam Retail	Principal Underwriter	Distributor's Contract dated
	Management		November 28, 1994 (as amended on
	Limited Partnership		June 10, 2005) with the Fund
	("Putnam Retail		provides for underwriting services of
	Management")		the Fund's shares.

(Omitted.)

(Note 2)	The "Custodian Agreement" and the "Master Custodian Agreement" shall mean agreements that the Custodians agree to offer the custody services of the Fund's assets such as custody, delivery and register of the securities, funds and other property owned by the Fund.

(Note 3)	Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Omitted.)
[After Amendment]

	Name	Role in management of	Outline of the Agreement
the Fund

	Putnam Investment	The Investment	The Management Contract (Note 1)
	Management, LLC	Management Company	dated August 3, 2007 between the
Fund and the Investment
Management Company provides for
investment management services to
the Fund.

	Putnam Fiduciary	Investor Servicing	Investor Servicing Agreement (Note 2)

	Trust Company	Agent	dated June 3, 1991 (as amended and
restated on January 1, 2005) with the
Fund provides the investor services
for the Fund.

	State Street Bank	Custodian and	Master Custodian Agreement (Note 3)
	and Trust Company	Sub-Accounting	dated January 1, 2007 with the Fund
		Servicing Agent	provides for the custodial services to
the Fund.
Master Sub-Accounting Servicing
Agreement dated January 1, 2007
with the Investment Management
Company provides the
sub-accounting services for the Fund.

	Putnam Retail	Principal Underwriter	Distributor's Contract dated August
	Management		3, 2007 with the Fund provides for
	Limited Partnership		underwriting services of the Fund's
	("Putnam Retail		shares.
Management")

(Omitted.)

(Note 2)	Investor Servicing Agreement is an agreement by which the Investor Servicing Agent agrees to provide investor servicing agent functions to the Fund.

(Note 3)	The "Master Custodian Agreement" shall mean agreements that the Custodian agrees to offer the custody services of the Fund's assets such as custody, delivery and register of the securities, funds and other property owned by the Fund.
(Omitted.)

(iii)	Outline of the Investment Management Company
B.	Putnam Investment Management, LLC (the "Investment Management Company")
(D)	History of the Company
[Before Amendment]
(Omitted.)
Putnam Investment Management, LLC, Putnam Retail Management and
Putnam Fiduciary Trust Company are subsidiaries of Putnam LLC, which is located at
One Post Office Square, Boston, Massachusetts 02109 and, except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
(Omitted.)
[After Amendment]
Putnam Investment Management, LLC, Putnam Retail Management and
Putnam Fiduciary Trust Company are subsidiaries of Putnam LLC, which is located at
One Post Office Square, Boston, Massachusetts 02109 and, except for a minority stake owned by employees, is owned by Great-West Lifeco, Inc., a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

4.	FEES AND TAX
(3)	Management Fee, etc.:
(b)	Custodian Fee and Charges of the Investor Servicing Agent
[Before Amendment]
Effective January 1, 2007, the Fund retained State Street Bank and Trust
Company ("SSBTC"), 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its
custodian. Putnam Fiduciary Trust Company ("PFTC"), the Fund's previous custodian, is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. SSBTC is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund's investments, serving as the Fund's foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. SSBTC does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. SSBTC has a lien on the Fund's assets to secure charges and advances made by it.
PFTC will remain custodian with respect to Fund assets until the assets are transferred, performing similar services to those described for SSBTC.
PFTC may employ one or more sub-custodians in fulfilling its responsibilities.
The Fund pays State Street and PFTC an annual fee based on the Fund's assets held with each of them and on securities transactions processed by each of them and reimburses them for certain out-of pocket expenses. In addition to the fees the Fund pays to PFTC for providing custody services, the Fund will make additional payments to PFTC in 2007 for managing the transition of custody services from PFTC to State
Street and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the
Fund's custody fee based on the amount of cash maintained by its custodian.
(Omitted.)
[After Amendment]
Effective January 1, 2007, the Fund retained State Street Bank and Trust
Company ("SSBTC"), 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its
custodian. SSBTC is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund's investments, serving as the Fund's foreign custody manager,

providing reports on foreign securities depositaries, making payments covering the expenses of the Fund and performing other administrative duties. SSBTC does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. SSBTC has a lien on the Fund's assets to secure charges and advances made by it.
The Fund pays SSBTC an annual fee based on the Fund's assets held with
SSBTC and on securities transactions processed by SSBTC and reimburses them for certain out-of pocket expenses. The Fund will make payments to Putnam Fiduciary
Trust Company ("PFTC"), the Fund's previous custodian, in 2007 for managing the transition of custody services from PFTC to SSBTC and for providing oversight services. The Fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The Fund also has an offset arrangement that may reduce the Fund's custody fee based on the amount of cash maintained by its custodian.
(Omitted.)

PART III.	DETAILED INFORMATION CONCERNING THE FUND
II.	PROCEDURES, ETC.
1.	Sales Procedures, Etc.:
(2)	Sales Procedures in Japan
[Before Amendment]
(Omitted.)
In Japan, Shares of the Fund are offered on any Business Day and any business day of a securities company in Japan during the Subscription Period mentioned in "Section 7. Period of Subscription, Part I Information concerning
Securities" of a securities registration statement pursuant to the terms set forth in
"Part I. Information concerning Securities" of the relevant securities registration statement. A Sales Handling Company shall provide to the investors a Contract
Concerning a Foreign Securities Transactions Account and other prescribed contracts
(the "Account Contract") and receive from such investors an application for requesting the opening of a transactions account under the Account Contract.
Purchase may be made in the minimum investment amount of 200 shares and in integral multiples of 100 shares.
(Omitted.)
[After Amendment]
(Omitted.)
In Japan, Shares of the Fund are offered on any Business Day and any business day of a financial instruments firm in Japan during the Subscription Period mentioned in "Section 7. Period of Subscription, Part I Information concerning
Securities" of a securities registration statement pursuant to the terms set forth in
"Part I. Information concerning Securities" of the relevant securities registration statement. A Sales Handling Company shall provide to the investors a Contract
Concerning a Foreign Securities Transactions Account and other prescribed contracts
(the "Account Contract") and receive from such investors an application for requesting the opening of a transactions account under the Account Contract.
Purchase may be made in the minimum investment amount of 200 shares and in integral multiples of 100 shares.
(Omitted.)

2.	Repurchase Procedures, Etc.:
(2)	Repurchase Procedures in Japan
[Before Amendment]
Shareholders in Japan may at any time request repurchase of their Shares.
Repurchase requests in Japan may be made to Investor Servicing Agent through the

Sales Handling Company on a Fund Business Day that is a business day of securities companies in Japan without a contingent deferred sales charge. Repurchases (other than repurchases of all of an investor's Fund Shares) shall be made only in integral multiples of 100 shares.
The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Mizuho Investors.
The price shall be paid in yen through the Sales Handling Companies pursuant to the
Contracts or, if the Sales Handling Companies agree, in dollars. Payment for repurchase proceeds shall generally be made on the fourth business day of securities companies in Japan after and including the Trade Day.
[After Amendment]
Shareholders in Japan may at any time request repurchase of their Shares.
Repurchase requests in Japan may be made to Investor Servicing Agent through the
Sales Handling Company on a Fund Business Day that is a business day of financial instruments firms in Japan without a contingent deferred sales charge. Repurchases
(other than repurchases of all of an investor's Fund Shares) shall be made only in integral multiples of 100 shares.
The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Mizuho Investors.
The price shall be paid in yen through the Sales Handling Companies pursuant to the
Contracts or, if the Sales Handling Companies agree, in dollars. Payment for repurchase proceeds shall generally be made on the fourth business day of financial instruments firms in Japan after and including the Trade Day.

III.	MANAGEMENT AND ADMINISTRATION
1.	Outline of Management of Assets, Etc.:
(5)	Miscellaneous:
(g)	The Procedures Concerning Amendments to the Agreements Concluded Between the
Related Companies, etc.:
[Before Amendment]
(i) Management Contract
The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment; and this Contract shall not be amended unless such amendment be approved at a meeting by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Trustees of the Fund who are not interested persons of the Fund or of the Investment Management Company.

This Contract shall become effective upon its execution, and shall remain in full force and effect continuously thereafter (unless terminated automatically in the event of its assignment) until terminated as follows:
(a) Either party thereto may at any time terminate this Contract by not more than sixty days' nor less than thirty days' written notice delivered or mailed by registered mail, postage prepaid, to the other party, or
(b) If (i) the Trustees of the Fund or the shareholders by the affirmative vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Trustees of the Fund who are not interested persons of the Fund or of the
Investment Management Company, by vote cast in person at a meeting called for the purpose of voting on such approval, do not specifically approve at least annually the continuance of this Contract, then this Contract shall automatically terminate at the close of business on the second anniversary of its execution, or upon the expiration of one year from the effective date of the last such continuance, whichever is later.
(ii)	Custodian Agreement
The Custodian Agreement with PFTC shall become effective as of its execution, shall continue in full force and effect until terminated as hereinafter provided, may be amended at any time by mutual agreement of the parties hereto and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing; provided either party may at any time immediately terminate this
Agreement in the event of the appointment of a conservator or receiver for the other party or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction. No provision of this Agreement may be amended or terminated except by a statement in writing signed by the party against which enforcement of the amendment or termination is sought.
This Agreement is executed and delivered in The Commonwealth of
Massachusetts and shall be governed by and construed according to the internal laws of said Commonwealth, without regard to principles of conflicts of law.
(iii)	Master Custodian Agreement
(Omitted.)
(iv)	Investor Servicing Agreement
(Omitted.)
(v)	Master Sub-Accounting Agreement
(Omitted.)

(vi) Agent Company Agreement:
(Omitted.)
(vii) Japan Dealer Sales Contract:
(Omitted.)
[After Amendment]
(i) Management Contract
The Management Contract shall automatically terminate, without the payment of any penalty, in the event of its assignment, provided that no delegation of responsibilities by the Investment Management Company pursuant to the provision thereunder will be deemed to constitute an assignment. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. No amendment of this Contract is effective until approved in a manner consistent with the 1940 Act, the rules and regulations under the 1940 Act and any applicable guidance or interpretation of the
Securities and Exchange Commission or its staff.
This Contract is effective upon its execution and will remain in full force and effect as to a Fund continuously thereafter (unless terminated automatically as set forth in the previous paragraph or terminated in accordance with the following paragraph) through June 30, 2008, and will continue in effect from year to year thereafter so long as its continuance is approved at least annually by (i) the Trustees, or the shareholders by the affirmative vote of a majority of the outstanding shares of the respective Fund, and (ii) a majority of the Trustees who are not interested persons of the Fund or of the Investment Management Company, by vote cast in person at a meeting called for the purpose of voting on such approval.
Either party thereto may at any time terminate this Contract as to a
Fund by not less than 60 days' written notice delivered or mailed by registered mail, postage prepaid, to the other party. Action with respect to a Fund may be taken either (i) by vote of a majority of the Trustees or (ii) by the affirmative vote of a majority of the outstanding shares of the respective Fund.
Termination of this Contract pursuant to the above will be without the payment of any penalty.
(ii) Master Custodian Agreement
(Omitted.)
(iii) Investor Servicing Agreement
(Omitted.)

(iv) Master Sub-Accounting Agreement
(Omitted.)
(v) Agent Company Agreement:
(Omitted.)
(vi) Japan Dealer Sales Contract:
(Omitted.)

PART IV.		SPECIAL INFORMATION
I.		OUTLINE OF THE MANAGEMENT COMPANY
2.		Description of Business and Outline of Operation
A.		Fund:
[Before Amendment]
(Omitted.)
The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained
Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, Putnam Fiduciary Trust Company, to act as Investor Servicing
Agent of the Fund and State Street Trust and Company, to hold the assets of the Fund in custody and acts as Sub-Accounting Agent.
	(Note)	PFTC is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.
[After Amendment]
(Omitted.)
The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained
Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent and State Street Trust and Company, to
hold the assets of the Fund in custody and acts as Sub-Accounting Agent.

II.		OUTLINE OF THE OTHER RELATED COMPANIES
1		Name, Amount of Capital and Description of Business:
[Before Amendment]
(A)		Putnam Fiduciary Trust Company (the Shareholder Service Agent and Custodian):
(Omitted.)
[After Amendment]
(A)		Putnam Fiduciary Trust Company (the Shareholder Service Agent):
(Omitted.)

2		Outline of Business Relationship with the Fund:
[Before Amendment]
(A)		Putnam Fiduciary Trust Company (the Shareholder Service Agent and Custodian):

Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.
	(Note)	PFTC is managing the transfer of the Fund's assets to SSBTC. This transfer is expected to be completed during the first half of 2007. PFTC will remain custodian with respect to Fund assets until the assets are transferred.
(Omitted.)
[After Amendment]
(A)	Putnam Fiduciary Trust Company (the Shareholder Service Agent):
Putnam Fiduciary Trust Company provides transfer agent services, shareholder services to the Fund.
(Omitted.)